Research and Development	12 Months Ended
Jun. 30, 2011
Research and Development
14.	Research and Development

Research and development costs amounted to $359,456 in 2011, $316,181 in 2010 and $338,908 in 2009. These amounts include both costs incurred by the Company related to independent research and development initiatives as well as costs incurred in connection with research and development contracts. Costs incurred in connection with research and development contracts amounted to $61,327 in 2011, $40,277 in 2010 and $50,739 in 2009. These costs are included in the total research and development cost for each of the respective years.